PIMCO ETF Trust
Supplement dated February 13, 2023 to the
Actively Managed Exchange-Traded Funds Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”) dated November 1, 2022, as supplemented from time to time
Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund and
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (each, a “Fund”)
Prospectus
Effective April 14, 2023, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.
Effective April 14, 2023, the “Principal Risks” section of each Fund’s Fund Summary in the Prospectus is supplemented with the following:
Futures Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund
Effective April 14, 2023, the first sentence of “Description of Principal Risks—Credit Risk” in the Prospectus is deleted in its entirety and replaced with the following:
A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, in the case of each Fund (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund), or a repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations.
Effective April 14, 2023, the second sentence of “Description of Principal Risks—Derivatives Risk” in the Prospectus is deleted in its entirety and replaced with the following:
The various derivative instruments that each Fund (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the SAI.
Effective April 14, 2023, the first sentence of “Description of Principal Risks—Currency Risk” in the Prospectus is deleted in its entirety and replaced with the following:
If a Fund invests directly in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non‑U.S.) currencies, or, in the case of each Fund (except the PIMCO Government Limited Maturity

Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund), in derivatives or other instruments that provide exposure to foreign (non‑U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Effective April 14, 2023, the third sentence of “Description of Principal Risks—Leveraging Risk” in the Prospectus is deleted in its entirety and replaced with the following:
Each Fund’s (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) use of derivatives may also create leveraging risk.
Effective April 14, 2023, the third sentence of “Description of Principal Risks—Short Exposure Risk” in the Prospectus is deleted in its entirety and replaced with the following:
A Fund may also enter into a short position through a forward commitment or, in the case of each Fund (except PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund), a short derivative position through a futures contract or, except the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund and PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, swap agreement.
Effective April 14, 2023, the last paragraph of “Characteristics and Risks of Securities and Investment Techniques—Fixed Income Instruments” in the Prospectus is supplemented with the following:
The PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund and PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom, may invest in futures contracts based on Fixed Income Instruments.
Effective April 14, 2023, the sixth sentence of “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non‑U.S.) Securities” in the Prospectus is deleted in its entirety and replaced with the following:
With respect to derivative instruments, which each Fund (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) may utilize, PIMCO generally considers such instruments to be economically tied to non‑U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non‑U.S. country (or if the underlying assets are money market instruments other than commercial paper and certificates of deposit, the issuer of such money market instrument is organized under the laws of a non‑U.S. country or, in the case of underlying assets that are commercial paper or certificates of deposit, if the “country of exposure” of such money market instrument is a non‑U.S. country).
Effective April 14, 2023, the sixth sentence of “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non‑U.S.) Securities—Emerging Market Securities” in the Prospectus is deleted in its entirety and replaced with the following:
With respect to derivative instruments for each Fund (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund), PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries or if an instrument’s “country of exposure” is an emerging market country.

Effective April 14, 2023, the first sentence of “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectus is deleted in its entirety and replaced with the following:
Each Fund (except the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) may, but is not required to, use derivatives and other similar instruments (referred to collectively as “derivatives”) for risk management purposes or as part of its investment strategies.
SAI
Effective April 14, 2023, the first sentence of “Investment Objectives and Policies—Derivative Instruments” in the SAI is deleted in its entirety and replaced with the following:
For purposes of the “Derivative Instruments” section, references to a “Fund” and the “Funds” include the Index Funds and Active Funds, excluding the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund.
Effective April 14, 2023, the ninth paragraph of “Investment Restrictions—Non‑Fundamental Investment Restrictions” in the SAI is deleted in its entirety and replaced with the following:
Each Index Fund or Active Fund (excluding the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) may invest in certain derivative instruments which, while representing a relatively small amount of the Fund’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that an Index Fund or Active Fund (excluding the PIMCO Government Limited Maturity Active Exchange-Traded Fund and PIMCO Prime Limited Maturity Active Exchange-Traded Fund) obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.
Investors Should Retain This Supplement for Future Reference
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